Earnings Per Common Share (Details Textual) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Earnings Per Common Share (Textual) [Abstract]
Stock options excluded from calculation of earnings per share	72,000	72,000	48,000